TAXATION (Schedule of Reconciliation between Amount of Income Tax Expenses and Amount Computed by Applying Statutory Tax Rate to Income before Income Taxes) (Parenthetical) (Details)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
TAXATION [Abstract]
Applicable tax rate	25.00%	25.00%	25.00%